Convertible promissory notes and derivative liability (Details Narrative) - USD ($)			1 Months Ended			6 Months Ended
	May 03, 2023	Apr. 07, 2023	Jul. 25, 2023	Jun. 16, 2023	Sep. 26, 2022	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022
Redemption of outstanding amount	$ 200,000	$ 150,000	$ 350,000	$ 200,000
Conversion price	$ 0.3645	$ 0.3501	$ 0.3622	$ 0.3599
Shares issued	571,265	411,522	966,316	561,955
Change in fair value of derivative liability						$ 2,129,709	$ 0
Convertible promissory note [Member]
Issued Convertible promissory note					$ 6,420,000
Derivative liability					3,870,000			$ 3,450,000
Convertible promissory note					6,420,000
Change in fair value of derivative liability						$ 2,100,000	420,000
Debt discount					$ 3,870,000
Convertible into ordinary shares					$ 0.025
description of amortization						the Company has determined that the floor price under the Note is assumed to be $0.12, which is calculated based on an 80% discount of the Nasdaq Minimum Price of $0.5785 on the date of the Company’s entry into the Agreement with the Investor
Discount amount					$ 420,000
Amortization of debt issuance costs						$ (1,500,000)	$ (48,160,000,000)
Net of amortization						$ 6,200,000		$ 2,180,000
Conversion price								$ 0.12